Provisions for pensions - Canada plan assets (Details) - CANADA - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [abstract]
Equity Mutual Funds	12.00%	26.00%
Fixed Income Securities	41.00%	25.00%
Assets held by insurance company	47.00%	49.00%
Total	100.00%	100.00%
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	$ 18,456	$ 19,231
Interest income on assets	887	806
Actuarial return on plan assets	(158)	728
Benefits paid	(1,118)	(1,045)
Participant contribution	9	11
Contributions paid by the employer	356	385
Other	(116)	(138)
Exchange differences	938	(1,522)
Fair value of plan assets at the end of the year	$ 19,254	$ 18,456